Change in Fair Value of Financial Instruments for which the FVO has been Elected (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Trading Account Assets
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	$ 21	[1]	$ (3)	[2]	$ 3	[3]
Loans Held-for-Sale
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	440	[1]	594	[2]	627	[3]
Mortgage Servicing Rights [Member]
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	(726)	[1]	(498)	[2]	83	[3]
Brokered Deposits
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	32	[1]	(62)	[2]	11	[3]
Long-term Debt [Member]
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	(12)	[1]	(168)	[2]	(65)	[3]
Loans Held-for-Investment
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	14	[1]	7	[2]	2	[3]
Trading Account Profits And Commissions [Member] | Trading Account Assets
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	21		(3)		3
Trading Account Profits And Commissions [Member] | Loans Held-for-Sale
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	(10)		26		2
Trading Account Profits And Commissions [Member] | Mortgage Servicing Rights [Member]
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	0		0		0
Trading Account Profits And Commissions [Member] | Brokered Deposits
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	32		(62)		11
Trading Account Profits And Commissions [Member] | Long-term Debt [Member]
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	(12)		(168)		(65)
Trading Account Profits And Commissions [Member] | Loans Held-for-Investment
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	3		0		3
Mortgage Production Income [Member] | Trading Account Assets
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	0	[4]	0	[5]	0	[6]
Mortgage Production Income [Member] | Loans Held-for-Sale
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	450	[4]	568	[5]	625	[6]
Mortgage Production Income [Member] | Mortgage Servicing Rights [Member]
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	7	[4]	15	[5]	17	[6]
Mortgage Production Income [Member] | Brokered Deposits
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	0	[4]	0	[5]	0	[6]
Mortgage Production Income [Member] | Long-term Debt [Member]
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	0	[4]	0	[5]	0	[6]
Mortgage Production Income [Member] | Loans Held-for-Investment
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	11	[4]	7	[5]	(1)	[6]
Mortgage Servicing Income [Member] | Trading Account Assets
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	0		0		0
Mortgage Servicing Income [Member] | Loans Held-for-Sale
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	0		0		0
Mortgage Servicing Income [Member] | Mortgage Servicing Rights [Member]
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	(733)		(513)		66
Mortgage Servicing Income [Member] | Brokered Deposits
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	0		0		0
Mortgage Servicing Income [Member] | Long-term Debt [Member]
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	0		0		0
Mortgage Servicing Income [Member] | Loans Held-for-Investment
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	$ 0		$ 0		$ 0

[1]	Changes in fair value for the year ended December 31, 2011, exclude accrued interest for the periods then ended. Interest income or interest expense on trading loans, LHFS, LHFI, brokered time deposits and long-term debt that have been elected to be carried at fair value are recorded in interest income or interest expense in the Consolidated Statements of Income/(Loss) based on their contractual coupons.
[2]	Changes in fair value for the year ended December 31, 2010, exclude accrued interest for the periods then ended. Interest income or interest expense on trading loans, LHFS, LHFI, brokered time deposits and long-term debt that have been elected to be carried at fair value are recorded in interest income or interest expense in the Consolidated Statements of Income/(Loss) based on their contractual coupons.
[3]	Changes in fair value for the year ended December 31, 2009, exclude accrued interest for the periods then ended. Interest income or interest expense on trading loans, LHFS, LHFI, brokered time deposits and long-term debt that have been elected to be carried at fair value are recorded in interest income or interest expense in the Consolidated Statements of Income/(Loss) based on their contractual coupons.
[4]	For the year ended December 31, 2011, income related to LHFS includes $217 million related to MSRs recognized upon the sale of loans reported at fair value. For the year ended December 31, 2011, income related to MSRs includes $7 million of MSRs recognized upon the sale of loans reported at LOCOM. These MSRs are included in the table since the Company elected to report MSRs recognized in 2009 and beyond using the fair value method. Previously, MSRs were reported under the amortized cost method.
[5]	For the year ended December 31, 2010, income related to LHFS, includes $274 million related to MSRs recognized upon the sale of loans reported at fair value. For the year ended December 31, 2010, income related to MSRs includes $15 million of MSRs recognized upon the sale of loans reported at LOCOM. These MSRs are included in the table since the Company elected to report MSRs recognized in 2009 and beyond using the fair value method. Previously, MSRs were reported under the amortized cost method.
[6]	For the year ended December 31, 2009, income related to LHFS, includes $664 million related to MSRs recognized upon the sale of loans reported at fair value. For the year ended December 31, 2009, income related to MSRs includes $18 million of MSRs recognized upon the sale of loans reported at LOCOM. These MSRs are included in the table since the Company elected to report MSRs recognized in 2009 and beyond using the fair value method. Previously, MSRs were reported under the amortized cost method.